Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Direxion Funds
Entity Central Index Key	0001040587
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly High Yield Bull 1.2X Fund
Class Name	Investor
Trading Symbol	DXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly High Yield Bull 1.2X Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly High Yield Bull 1.2X Fund	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three high-yield ETFs. The allocation to each U.S. High Yield Corporate Bond ETF is adjusted on a monthly basis. The index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. To determine if the Fund has met its monthly investment goals, the Advisor, Rafferty Asset Management, LLC, maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Solactive High Yield Beta Index returned 11.74%. For the same period, the Direxion Monthly High Yield Bull 1.2X Fund returned 10.90%, while the model indicated an expected return of 14.20%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/17/2016)
Direxion Monthly High Yield Bull 1.2X Fund	10.90	1.61	4.63
S&P 500® Index	27.14	15.92	15.48
Solactive High Yeld Beta Index	11.74	3.66	5.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 59,327,502
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 338,703
Investment Company Portfolio Turnover	869.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,327,502
Number of Holdings	4
Net Advisory Fee	$338,703
Portfolio Turnover	869%

Holdings [Text Block]

Market Exposure
Investment Companies	80.0%
Total Return Swap Contracts	40.0%
Total (as % of net assets)	120.0%

Constituents of Index	(%)
iShares iBoxx $ High Yield Corporate Bond ETF	33.4%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	33.3%
SPDR Bloomberg High Yield Bond ETF	33.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Class Name	Investor
Trading Symbol	DXNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly NASDAQ-100® Bull 1.25X Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$132	1.15%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly NASDAQ-100® Bull 1.25X Fund seeks to provide 125% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. To determine if the Fund has met its monthly investment goals, the Advisor, Rafferty Asset Management, LLC, maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NASDAQ-100® Index returned 27.30%. For the same period, the Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned 30.30%, while the model indicated an expected return of 34.61%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2016)
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	30.30	23.38	22.05
NASDAQ-100® Index	27.30	21.55	20.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 12,831,117
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 75,452
Investment Company Portfolio Turnover	113.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$12,831,117
Number of Holdings	5
Net Advisory Fee	$75,452
Portfolio Turnover	1,132%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	82.1%
Investment Companies	42.9%
Total (as % of net assets)	125.0%

Index Composition	(%)
Information Technology	50.9%
Communication Services	15.5%
Consumer Discretionary	12.4%
Health Care	6.4%
Consumer Staples	6.3%
Industrials	4.5%
Materials	1.5%
Utilities	1.3%
Financials	0.5%
Energy	0.5%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	9.3%
Microsoft Corp.	8.1%
NVIDIA Corp.	7.7%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.8%
Amazon.com, Inc.	4.7%
Costco Wholesale Corp.	2.7%
Tesla, Inc.	2.6%
Alphabet Inc. Class A	2.5%
Alphabet Inc. Class C	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly NASDAQ-100® Bull 1.75X Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$162	1.35%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly NASDAQ-100® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. To determine if the Fund has met its monthly investment goals, the Advisor, Rafferty Asset Management, LLC, maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NASDAQ-100® Index returned 27.30%. For the same period, the Direxion Monthly NASDAQ-100® Bull 1.75X Fund returned 40.74%, while the model indicated an expected return of 49.73%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	40.74	33.00	28.54
NASDAQ-100® Index	27.30	21.55	18.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 445,946,122
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 3,049,715
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$445,946,122
Number of Holdings	5
Net Advisory Fee	$3,049,715
Portfolio Turnover	12%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	118.4%
Investment Companies	56.6%
Total (as % of net assets)	175.0%

Index Composition	(%)
Information Technology	50.9%
Communication Services	15.5%
Consumer Discretionary	12.4%
Health Care	6.4%
Consumer Staples	6.3%
Industrials	4.5%
Materials	1.5%
Utilities	1.3%
Financials	0.5%
Energy	0.5%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	9.3%
Microsoft Corp.	8.1%
NVIDIA Corp.	7.7%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.8%
Amazon.com, Inc.	4.7%
Costco Wholesale Corp.	2.7%
Tesla, Inc.	2.6%
Alphabet Inc. Class A	2.5%
Alphabet Inc. Class C	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly S&P 500® Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly S&P 500® Bull 1.75X Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly S&P 500® Bull 1.75X Fund	$163	1.35%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly S&P 500® Bull 1.75X Fund seeks to provide 175% calendar month return of the S&P 500® Index. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The index is a float-adjusted, market capitalization-weighted index. To determine if the Fund has met its monthly investment goals, the Advisor, Rafferty Asset Management, LLC, maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility.   For the Annual Period, the S&P 500® Index returned 27.14%. For the same period, the Direxion Monthly S&P 500® Bull 1.75X Fund returned 41.07%, while the model indicated an expected return of 50.06%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly S&P 500® Bull 1.75X Fund	41.07	22.93	19.08
S&P 500® Index	27.14	15.92	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 119,743,099
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 795,565
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$119,743,099
Number of Holdings	5
Net Advisory Fee	$795,565
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	120.7%
Investment Companies	54.3%
Total (as % of net assets)	175.0%

Index Composition	(%)
Information Technology	31.0%
Financials	13.3%
Health Care	12.2%
Consumer Discretionary	9.7%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	6.0%
Energy	3.5%
Utilities	2.4%
Real Estate	2.4%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.0%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. Class A	2.4%
Alphabet Inc. Class A	2.0%
Berkshire Hathaway Inc. Class B	1.8%
Alphabet Inc. Class C	1.7%
Eli Lilly and Company	1.6%
Broadcom, Inc.	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly Small Cap Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly Small Cap Bull 1.75X Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly Small Cap Bull 1.75X Fund	$150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly Small Cap Bull 1.75X Fund seeks to provide 175% of the calendar month return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership.  To determine if the Fund has met its monthly investment goals, the Advisor, Rafferty Asset Management, LLC, maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility.  For the Annual Period, the Russell 2000® Index returned 18.47%. For the same period, the Direxion Monthly Small Cap Bull 1.75X Fund returned 22.18%, while the model indicated an expected return of 30.10%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly Small Cap Bull 1.75X Fund	22.18	8.41	7.72
S&P 500® Index	27.14	15.92	12.98
Russell 2000 Index	18.47	9.68	8.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 14,732,664
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 87,982
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$14,732,664
Number of Holdings	5
Net Advisory Fee	$87,982
Portfolio Turnover	35%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	119.5%
Investment Companies	55.5%
Total (as % of net assets)	175.0%

Index Composition	(%)
Financials	18.4%
Health Care	17.7%
Industrials	16.9%
Information Technology	12.7%
Consumer Discretionary	9.7%
Real Estate	6.3%
Energy	5.7%
Materials	4.4%
Consumer Staples	2.8%
Utilities	2.8%
Communication Services	2.6%

Top 10 Constituents of Index	(%)
FTAI Aviation Ltd.	0.5%
Insmed, Inc.	0.5%
Sprouts Farmers Market, Inc.	0.4%
Fabrinet	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
The Ensign Group, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Halozyme Therapeutics, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$137	1.35%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund seeks to provide 175% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. To determine if the Fund has met its monthly investment goals, the Advisor, Rafferty Asset Management, LLC, maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 6.09%. For the same period, the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund returned 3.09%, while the model indicated an expected return of 10.33%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	3.09	-6.93	-1.47
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.64
Bloomberg Intermediate Government/Credit Index	7.11	0.96	1.80
ICE US Treasury 7-10 Year Bond Index	6.09	-1.17	1.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 12,598,043
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 72,728
Investment Company Portfolio Turnover	399.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$12,598,043
Number of Holdings	5
Net Advisory Fee	$72,728
Portfolio Turnover	399%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	110.5%
Investment Companies	64.5%
Total (as % of net assets)	175.0%

Top 10 Constituents of Index	(%)
United States 10 Year Treasury Note
4.375%, 2034-05-15	9.2%
4.000%, 2034-02-15	8.8%
4.500%, 2033-11-15	8.8%
3.875%, 2033-08-15	7.9%
4.125%, 2032-11-15	7.4%
3.500%, 2033-02-15	7.0%
1.250%, 2031-08-15	7.0%
2.875%, 2032-05-15	7.0%
3.375%, 2033-05-15	7.0%
1.375%, 2031-11-15	6.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Class Name	Investor
Trading Symbol	DXKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$135	1.35%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund seeks to provide -175% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. To determine if the Fund has met its monthly investment goals, the Advisor, Rafferty Asset Management, LLC, maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 6.09%. For the same period, the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund returned 0.02%, while the model indicated an expected return of -11.49%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	0.02	5.44	-1.44
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.64
Bloomberg Intermediate Government/Credit Index	7.11	0.96	1.80
ICE US Treasury 7-10 Year Bond Index	6.09	-1.17	1.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,187,559
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 39,042
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$3,187,559
Number of Holdings	4
Net Advisory Fee	$39,042
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Total Return Swap Contracts	-175.0%
Total (as % of net assets)	-175.0%

Top 10 Constituents of Index	(%)
United States 10 Year Treasury Note
4.375%, 2034-05-15	9.2%
4.000%, 2034-02-15	8.8%
4.500%, 2033-11-15	8.8%
3.875%, 2033-08-15	7.9%
4.125%, 2032-11-15	7.4%
3.500%, 2033-02-15	7.0%
1.250%, 2031-08-15	7.0%
2.875%, 2032-05-15	7.0%
3.375%, 2033-05-15	7.0%
1.375%, 2031-11-15	6.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Institutional Class
Shareholder Report [Line Items]
Fund Name	Hilton Tactical Income Fund
Class Name	Institutional Class
Trading Symbol	HCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Tactical Income Fund Institutional Class	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Hilton Tactical Income Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund utilizes a disciplined approach to balancing fixed income investments with historically higher income producing equity investments, with a focus on minimizing risk and volatility. For the Annual Period the Institutional Class returned 14.38% while the Fund’s benchmark, a blend of 60% of the Bloomberg Intermediate U.S. Government/Credit Index and 40% S&P 500® Index, returned 15.12% for the same period.
Over the course of the Annual Period, the portfolio management team pivoted the portfolio to a more aggressive allocation in which several factors led to that realignment. Long-time investors will note the “neutral” allocation is 40% in equities and 60% in fixed income. The three main factors in that decision came from the macro-outlook at Hilton Capital. First, there was the consistent moderating of the inflation readings. That, coupled with a softening in the labor markets, justified the Federal Reserve’s pivot from a tightening cycle to an easing cycle. As of the end of the Annual Period, the Federal Reserve has not initiated any interest rate cuts, but has signaled they are coming. The federal funds markets are pricing in three to four cuts in 2024, and a total of ten cuts by the end of 2025. The second factor in the allocation changes was the resilience of corporate earnings. In the latter half of the Annual Period, earnings for the S&P 500 grew at an 8% and 10% pace and are projecting overall growth of 10% for 2024 and 12% for 2025. Very optimistic growth numbers, which to date have been met. The third factor influencing position changes came from overall gross domestic product (GDP) growth. In the middle of 2023, there were still questions if the economy was in for a hard landing and possible recession after historic rate hikes. By the beginning of 2024 those fears were lessened, GDP growth did contract from post-Covid highs, but still hovered in the 1.5% to 2.5% range for most of the Annual Period. Those factors gave the portfolio management team the green light to be a bit more “risk-on” in the portfolio.
One of the key characteristics of the Tactical Income strategy is the ability of the portfolio management team to tactically adjust the risk characteristics in the portfolio to match the macro-outlook and corresponding market outlook. They achieve that by increasing, or decreasing, the allocation to equity securities, as well as increasing or decreasing the credit profile of the fixed income securities in the portfolio. In the Annual Period the overall exposure to equities increased from 40.6% to 45.2% and had a high near 48%. The sectors with the largest increases were REITs, financials and industrials, while the portfolio management team trimmed communications services, energy and technology. On the fixed income side is where the portfolio management team expressed an even more optimistic outlook by adding more credit risk to the portfolio. The portfolio management team had come into the Annual Period with 33% of the portfolio in US treasuries, mostly in short duration, which served very well through the Federal Reserve’s hiking cycle. By the end of the Annual Period, as the Federal Reserve pivoted to a future easing cycle, the portfolio management team lowered that treasury allocation to 8%, or a drop 25%. That was reallocated to several asset classes of fixed income. The portfolio management team added a mortgage-backed securities position of 8%, increased the allocation to corporate bonds by 6%, added to collateralized loan obligations by 3% and increased the preferred position by 2.6%. At the end of the Annual Period, the fund held 2.7% in cash, 52.1% in Fixed Income and 45.2% in Equities.

Top Contributors
↑	JPMorgan Nasdaq Equity Premium Income ETF
↑	Communication Services Select Sector SPDR ETF
↑	Microsoft Corp
↑	Taiwan Semiconductor Manufacturing Co Ltd
↑	Eli Lilly and Company

Top Detractors
↓	Cisco Systems Inc
↓	Becton Dickinson and Company
↓	Nike, Inc. Class B
↓	Energy Select Sector SPDR Fund
↓	Zimmer Biomet Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Hilton Tactical Income Fund Institutional Class	14.38	4.07	4.61
S&P 500® Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.64
Bloomberg Intermediate Government/Credit Index	7.11	0.96	1.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 123,469,214
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 934,600
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$123,469,214
Number of Holdings	105
Net Advisory Fee	$934,600
Portfolio Turnover	83%
Distribution Yield	3.21%

Holdings [Text Block]

Top 10 Holdings	(%)
Janus Henderson AAA CLO ETF	6.5%
iShares MBS ETF	5.5%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
United States 10 Year Treasury Note, 4.125%, 2027-09-30	3.7%
iShares Preferred & Income Securities ETF	3.5%
SPDR Blackstone Senior Loan ETF	3.4%
United States 10 Year Treasury Note, 5.500%, 2028-08-15	3.0%
Simplify MBS ETF	3.0%
Alerian MLP ETF	2.2%
Microsoft Corp.	2.2%

Security Type	(%)
Common Stocks	35.6%
Investment Companies	34.5%
Corporate Bonds	19.5%
U.S. Government Obligations	6.7%
Preferred Stocks	1.0%
Cash & Other	2.7%

Market Exposure
Fixed Income	52.1%
Equity	45.2%
Other	2.7%
Total (as % of net assets)	100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor Class
Shareholder Report [Line Items]
Fund Name	Hilton Tactical Income Fund
Class Name	Investor Class
Trading Symbol	HCYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2023, to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Tactical Income Fund Investor Class	$120	1.12%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Hilton Tactical Income Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund utilizes a disciplined approach to balancing fixed income investments with historically higher income producing equity investments, with a focus on minimizing risk and volatility. For the Annual Period the Investor Class returned 14.12% while the Fund’s benchmark, a blend of 60% of the Bloomberg Intermediate U.S. Government/Credit Index and 40% S&P 500® Index, returned 15.12% for the same period.
Over the course of the Annual Period, the portfolio management team pivoted the portfolio to a more aggressive allocation in which several factors led to that realignment. Long-time investors will note the “neutral” allocation is 40% in equities and 60% in fixed income. The three main factors in that decision came from the macro-outlook at Hilton Capital. First, there was the consistent moderating of the inflation readings. That, coupled with a softening in the labor markets, justified the Federal Reserve’s pivot from a tightening cycle to an easing cycle. As of the end of the Annual Period, the Federal Reserve has not initiated any interest rate cuts, but has signaled they are coming. The federal funds markets are pricing in three to four cuts in 2024, and a total of ten cuts by the end of 2025. The second factor in the allocation changes was the resilience of corporate earnings. In the latter half of the Annual Period, earnings for the S&P 500 grew at an 8% and 10% pace and are projecting overall growth of 10% for 2024 and 12% for 2025. Very optimistic growth numbers, which to date have been met. The third factor influencing position changes came from overall  gross domestic product (GDP) growth. In the middle of 2023, there were still questions if the economy was in for a hard landing and possible recession after historic rate hikes. By the beginning of 2024 those fears were lessened, GDP growth did contract from post-Covid highs, but still hovered in the 1.5% to 2.5% range for most of the Annual Period. Those factors gave the portfolio management team the green light to be a bit more “risk-on” in the portfolio.
One of the key characteristics of the Tactical Income strategy is the ability of the portfolio management team to tactically adjust the risk characteristics in the portfolio to match the macro-outlook and corresponding market outlook. They achieve that by increasing, or decreasing, the allocation to equity securities, as well as increasing or decreasing the credit profile of the fixed income securities in the portfolio. In the Annual Period the overall exposure to equities increased from 40.6% to 45.2% and had a high near 48%. The sectors with the largest increases were REITs, financials and industrials, while the portfolio management team trimmed communications services, energy and technology. On the fixed income side is where the portfolio management team expressed an even more optimistic outlook by adding more credit risk to the portfolio. The portfolio management team had come into the Annual Period with 33% of the portfolio in US treasuries, mostly in short duration, which served very well through the Federal Reserve’s hiking cycle. By the end of the Annual Period, as the Federal Reserve pivoted to a future easing cycle, the portfolio management team lowered that treasury allocation to 8%, or a drop 25%. That was reallocated to several asset classes of fixed income. The portfolio management team added a mortgage-backed securities position of 8%, increased the allocation to corporate bonds by 6%, added to collateralized loan obligations by 3% and increased the preferred position by 2.6%. At the end of the Annual Period, the fund held 2.7% in cash, 52.1% in Fixed Income and 45.2% in Equities.

Top Contributors
↑	JPMorgan Nasdaq Equity Premium Income ETF
↑	Communication Services Select Sector SPDR ETF
↑	Microsoft Corp
↑	Taiwan Semiconductor Manufacturing Co Ltd
↑	Eli Lilly and Company

Top Detractors
↓	Cisco Systems Inc
↓	Becton Dickinson and Company
↓	Nike, Inc. Class B
↓	Energy Select Sector SPDR Fund
↓	Zimmer Biomet Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Hilton Tactical Income Fund Investor Class	14.12	3.81	4.35
S&P 500® Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	-0.04	1.64
Bloomberg Intermediate Government/Credit Index	7.11	0.96	1.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 123,469,214
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 934,600
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$123,469,214
Number of Holdings	105
Net Advisory Fee	$934,600
Portfolio Turnover	83%
Distribution Yield	2.98%

Holdings [Text Block]

Top 10 Holdings	(%)
Janus Henderson AAA CLO ETF	6.5%
iShares MBS ETF	5.5%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
United States 10 Year Treasury Note, 4.125%, 2027-09-30	3.7%
iShares Preferred & Income Securities ETF	3.5%
SPDR Blackstone Senior Loan ETF	3.4%
United States 10 Year Treasury Note, 5.500%, 2028-08-15	3.0%
Simplify MBS ETF	3.0%
Alerian MLP ETF	2.2%
Microsoft Corp.	2.2%

Security Type	(%)
Common Stocks	35.6%
Investment Companies	34.5%
Corporate Bonds	19.5%
U.S. Government Obligations	6.7%
Preferred Stocks	1.0%
Cash & Other	2.7%

Market Exposure
Fixed Income	52.1%
Equity	45.2%
Other	2.7%
Total (as % of net assets)	100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion